Other receivables (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Receivables [Abstract]
Time deposits pledged as collateral	$ 90.7
Legal deposits pledged as collateral	76.0
Fees Related To Initial Public Offering	2.8
Amount of fair value of financial assets non current receivables	$ 165.0	$ 108.0	$ 103.0